SCHEDULE OF FAIR VALUE HIERARCHY DUE TO UNOBSERVABLE INPUTS (Details) - $ / shares			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jul. 31, 2025	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 18, 2022
Share price								$ 0.44	$ 2.235	$ 4.352
Estimated volatility				[1]	66.90%	66.90%	73.28%
Risk-free rate				[1]			3.99%
Discount rate				[1]	0.00%	0.00%	0.00%
CSLM Acquisition Corp [Member]
Share price	$ 14.00	$ 12.70	$ 14.00								$ 10.00
Maturity date	Sep. 30, 2028	Jul. 31, 2028
Estimated volatility	60.00%	61.00%
Risk-free rate	3.60%	3.90%
Discount rate	6.10%	6.20%

[1]	There were no stock options granted during the nine months ended September 30, 2025.